Revenue	12 Months Ended
Dec. 31, 2018
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Revenue
13.	Revenue

Revenue is recognized at the amount to which the Company expects to be entitled for the transfer of promised goods or services to customers.

Disaggregation of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Year ended December 31,
	2018	2017 Restated*	2016 Restated*
	(euros in thousands)
Upfront payment amortization	17,686	14,933	14
R&D cost reimbursement and milestone	13,566	5,787	1,109

Revenue from contracts with customers	31,252	20,720	1,123
Income from grants on research projects	196	1,195	1,387

	31,448	21,915	2,510

*	See Note 4 for details regarding the restatement as a result of a change in accounting policy.

For the year ended December 31, 2018, the Company recognized amortization of €15.9 million on upfront payments related to the Incyte collaboration and license agreement, amortization of €1.2 million on upfront payments related to the second ONO research and license agreement, €0.5 million on upfront payments related to the Simcere collaboration and license agreement and less than €0.1 million on the upfront payment related to the Betta collaboration and license agreement. For the year ended December 31, 2017, the Company recognized €14.9 million of amortization of the upfront payment related to the Incyte collaboration and license agreement. For the year ended December 31, 2016, the Company recognized approximately €14,000 of amortization of the up-front payment related to the ONO research and license agreement.

R&D cost reimbursement and milestone revenue for the year ended December 31, 2018, was €13.6 million and consisted of cost reimbursements, milestone payment amortization and research milestones achieved in support of the Company’s research and license agreements with Incyte, ONO and Simcere. During the year ended December, 2018, the Company recognized €8.8 million of cost reimbursements in support of the Company’s research and license agreements with Incyte and €0.4 million of cost reimbursements in support of the Company’s research and license agreements with ONO. The Company recognized an aggregate of €4.0 million in research milestones under its ONO agreements and €0.4 million in research milestone payment amortization under its Simcere agreements for the year ended December 31, 2018. The Company did not recognize any revenue relating to research milestones under its Betta collaboration and license agreement for the year ended December 31, 2018.

R&D cost reimbursement and milestone revenue for the year ended December 31, 2017 was €5.8 million and consisted of cost reimbursements in support of the Company’s agreements with Incyte and ONO. The Company did not recognize any research milestones during 2017. During 2016, the Company recognized one research milestone reached under the ONO agreement, which amounted to €0.7 million. Additionally, the Company recorded revenue of €0.4 million from an agreement that was signed with ONO on March 7, 2016.

The Company has been awarded grants consisting of cash allowances for specific R&D projects. The unconditional receipt of the grant allowances is dependent on the final review of the reporting provided by the Company at the end of the contract term. For the years ended December 31, 2018, 2017, and 2016, the Company recognized €0.2 million, €1.2 million, and €1.4 million in grant income, respectively. As of August 2018, all grants awarded were completed. On June 12, 2017, the European Commission approved for reimbursement the final installment of the FP-7 grant and the Company subsequently recognized the remaining €0.7 million to grant revenue. On October 16, 2017, the Company received notification from the European Commission requesting the Company to revise its final report and indicated that the remaining €0.4 million of funds were to remain with the Company and distributed to the other beneficiaries to the program. In November 2017, the Company remitted €0.2 million to the other beneficiaries and recognized an additional €0.2 million of grant revenue.

Contract Balances

A trade receivable is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the unconditional right to consideration from its customer. Trade receivables relate to invoicing for cost reimbursements, upfront payments and research milestones achieved in support of the Company’s research and license agreements with Incyte, ONO, Simcere and Betta. Payment terms relating to receivables with Incyte, ONO and Simcere are 30 days and payment terms relating to receivables with Betta are 60 days.

A contract asset is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the right to consideration from its customer. These assets represent a conditional right to consideration. Contract assets relate to unbilled amounts for cost reimbursements and research milestones achieved in support of the Company’s research and license agreements with Incyte and ONO.

A contract liability is recorded when consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services under the terms of the contract. Contract liabilities are recognized as revenue as control of the products or services is transferred to the customer and all revenue recognition criteria have been met. Contract liabilities relate to upfront payments received related to the Incyte collaboration and license agreement, ONO research and license agreement and the Simcere research and license agreement.

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2018:

	December 31, 2017 Restated	Additions	Deductions	December 31, 2018
	(euros in thousands)
Trade receivables
Trade receivables	1,594	19,951	(18,855)	2,690

Total trade receivables	1,594	19,951	(18,855)	2,690

Contract assets
Unbilled receivables	710	1,045	(1,519)	236

Total contract assets	710	1,045	(1,519)	236

Contract liabilities
Deferred revenue	128,486	4,137	(18,014)	114,609

Total contract liabilities	128,486	4,137	(18,014)	114,609

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the year ended December 31, 2017:

	December 31, 2016 Restated	Additions	Deductions	December 31, 2017 Restated
	(euros in thousands)
Trade receivables
Trade receivables	205	122,781	(121,392)	1,594

Total trade receivables	205	122,781	(121,392)	1,594

Contract assets
Unbilled receivables	—	121,240	(120,530)	710

Total contract assets	—	121,240	(120,530)	710

Contract liabilities
Deferred revenue	31,426	111,993	(14,933)	128,486

Total contract liabilities	31,426	111,993	(14,933)	128,486

As a result of the adoption of IFRS 15, total deferred revenue was reduced by €8.7 million as of December 31, 2017. See Note 4 for details.

For the year ended December 31, 2018, deductions from deferred revenue are comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling €15.9 million and revenue recognized that was not included in deferred revenue at the beginning of the period totaling €2.1 million. For the year ended December 31, 2017, deductions from deferred revenue are comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling €3.2 million and revenue recognized that was not included in deferred revenue at the beginning of the period totaling €11.7 million.